Note 32 - Additional information - Condensed financial statements of the Company	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements [Text Block]
32 Additional information — Condensed financial statements of the Company

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings after certain appropriations to statutory reserves, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these and other restrictions under PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of cash, dividends, loans or advances. The restricted portion amounted to $40.2 million and $44.5 million, or 26% and 29%, of the Company’s total consolidated net assets as of December 31, 2011 and 2012, respectively. Even though the Company currently does not require any such dividends, loans or advances from its PRC subsidiaries and affiliates for working capital and other funding purposes, the Company may in the future require additional cash resources from our PRC subsidiaries and VIEs due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends or distributions to the Company’s shareholders.

The condensed financial statements of the Company are presented below.

a) Condensed balance sheets

		As of December 31,
	Note	2011	2012
		$	$
Assets
Current assets:
Cash and cash equivalents		5,506,797	3,827,621
Short-term investments		38,434,951	68,580,354
Deposits and other current assets		477,863	178,401
Total current assets		44,419,611	72,586,376
Investments in subsidiaries and VIEs	d	74,547,895	61,898,056
Due from subsidiaries and VIEs		21,874,218	23,197,177
Other long-term assets		140,103	32,967
Total assets		140,981,827	157,714,576
Liabilities and shareholders’ equity
Current liabilities:
Accrued liabilities and other payables		851,646	785,449
Total current liabilities		851,646	785,449
Due to subsidiaries and VIEs		300,000	1,575,830
Total liabilities		1,151,646	2,361,279

Shareholders’ equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 421,435,030 shares issued and 410,422,650 outstanding as of December 31, 2011 and 421,435,030 shares issued and 408,018,820 outstanding as of December 31, 2012)		42,144	42,144
Additional paid-in capital		137,745,875	137,902,242
Treasury stock		(1,425,204)	(1,905,608)
Accumulated other comprehensive income:
Unrealized gain on investment in marketable securities		4,453,157	—
Cumulative translation adjustments		10,973,973	11,407,104

Accumulated losses	(11,959,764)	7,907,415
Total shareholders’ equity	139,830,181	155,353,297
Total liabilities and shareholders’ equity	140,981,827	157,714,576

b) Condensed statements of operations and comprehensive income/ (loss)

	Year ended December 31,
	2010	2011	2012
	$	$	$

Net revenues	–	–	–
Cost of revenue	–	–	–

Gross profit	–	–	–
Total operating expenses	(2,070,580)	(1,325,077)	(2,114,554)
(Provision for impairment)/ Gain on recovery of bad debts	(1,139,810)	110,425	–
Other operating income	–	5,277,173	34,985,839

Loss from operations	(3,210,390)	4,062,521	32,871,285
Equity in profit (loss) of subsidiaries and VIEs, net	2,315,416	182,134	(12,668,663)
Interest income	–	1,088,391	5,002
Other income and interest income, net	316,249	(69,604)	(41,820)

Income (loss) before tax	(578,725)	5,263,442	20,165,804
Income tax expense	–	–	–

Net income (loss)	(578,725)	5,263,442	20,165,804
Other comprehensive income (loss)
Foreign currency translation adjustment	2,089,651	1,739,259	433,131
Unrealized gain on investments in marketable securities	1,939,473	2,076,434	(4,453,157)

Comprehensive income	3,450,399	9,079,135	16,145,778

c) Condensed statements of cash flows

	Year ended December 31,
	2010	2011	2012
	$	$	$
Net cash (used in) provided by operating activities	(1,984,322)	59,372	(9,686,327)
Net cash (used in) provided investing activities	(41,980,867)	(9,886,907)	12,649,839
Net cash (used in) provided by financing activities	31,164,425	(1,395,171)	(4,642,688)

Net decrease in cash and cash equivalents	(12,800,764)	(11,222,706)	(1,679,176)
Cash and cash equivalents, beginning of year	29,530,267	16,729,503	5,506,797

Cash and cash equivalents, end of year	16,729,503	5,506,797	3,827,621

d) Basis of presentation

The condensed financial statements of the Company have been prepared in accordance with U.S. GAAP, except for accounting of the Company’s subsidiaries and VIEs, and certain footnote disclosures as described below.

The Company is generally a holding company of certain subsidiaries and VIEs.  The Company records its investments in its subsidiaries and VIEs under the equity method of accounting.  Such investments are presented in the condensed balance sheets as “Investments in subsidiaries and VIEs” and 100% of the subsidiaries’ and VIEs’ profit or loss as “Equity in profit (loss) of subsidiaries and VIEs, net” in the condensed statements of operations and comprehensive income.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

e) Commitments, long term obligations and guarantees

The Company does not have any significant commitments, long-term obligations or guarantees as of any of the years presented, except for those disclosed in the consolidated financial statements (Note 30).